Vanguard New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.4%)
New Jersey (91.1%)
	Atlantic City Municipal Utilities Authority Water Revenue	4.000%	5/1/21	200	202
	Atlantic City NJ GO	5.000%	11/1/22	3,000	2,989
[1]	Atlantic City NJ GO	4.000%	11/1/23	1,425	1,500
	Atlantic City NJ GO	5.000%	12/1/23	1,115	1,108
[2]	Atlantic City NJ GO	5.000%	3/1/26	250	304
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	911
[2]	Atlantic City NJ GO	5.000%	3/1/37	1,000	1,194
[2]	Atlantic City NJ GO	5.000%	3/1/42	1,250	1,476
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	5,338
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,594
	Bergen County Improvement Authority Miscellaneous Revenue	5.000%	2/15/39	4,000	4,561
	Bergen County NJ GO	3.000%	7/15/38	1,620	1,723
	Brigantine NJ GO	5.000%	10/1/20	1,020	1,024
	Burlington County Bridge Commission Highway Revenue	5.000%	10/1/36	1,000	1,234
	Burlington County Bridge Commission Lease Revenue	5.000%	4/15/32	540	705
	Burlington NJ GO	3.000%	5/1/30	1,610	1,816
	Burlington NJ GO	3.000%	5/1/31	1,650	1,849
	Burlington NJ GO	3.000%	5/1/32	1,695	1,886
	Burlington NJ GO	3.000%	5/1/33	1,745	1,930
	Burlington NJ GO	3.000%	5/1/34	1,790	1,970
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/32	6,035	6,662
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	12,625	13,635
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,500	1,674
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/29	3,500	3,895
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/30	3,805	4,223
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/31	6,030	6,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/32	2,500	2,760
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/33	2,000	2,202
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/34	1,650	1,813
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,896
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/37	3,470	4,069
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/38	1,705	1,993
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/39	1,260	1,469
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	632
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	609
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	500	570
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	880	998
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/39	1,000	1,132
	Camden County NJ GO	3.000%	3/1/33	550	608
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	2,000	2,201
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	2,500	2,742
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	2,950	3,225
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	1,500	1,635
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/32	1,250	1,358
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/39	5,000	5,104
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	13,930	14,135
	Cedar Grove Township School District GO	2.000%	8/15/24	290	307
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	6,000	6,857
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	5.000%	10/1/58	5,500	6,730
[1]	Cumberland County Improvement Authority Miscellaneous Revenue (Technical High School Project), Prere.	5.000%	9/1/24	215	255
	Delran Township NJ GO	2.000%	10/15/23	400	419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	433
	East Brunswick Township Board of Education GO	4.000%	5/15/36	350	423
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	676
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	543
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	790
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	814
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	1,038
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	793
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	440
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	437
[1]	East Orange NJ (East Orange Board Education Project) GO	4.000%	10/15/40	1,345	1,550
[1]	East Orange NJ GO	4.000%	9/15/23	705	780
[1]	East Orange NJ GO	4.000%	9/15/24	255	291
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	959
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/37	1,540	1,756
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	1,000	1,137
	Essex County NJ GO	4.000%	9/1/40	1,440	1,623
	Essex County NJ GO	4.000%	9/1/41	1,440	1,619
	Essex County NJ GO	4.000%	9/1/42	1,440	1,616
	Essex County NJ GO	4.000%	9/1/43	1,440	1,613
	Essex County NJ GO	4.000%	9/1/44	1,440	1,611
	Essex County NJ GO	4.000%	9/1/45	1,440	1,609
	Essex County NJ GO	4.000%	9/1/46	1,000	1,116
[3]	Essex County NJ GO	2.000%	9/1/47	3,900	3,704
	Essex County NJ GO	4.000%	9/1/47	1,440	1,606
	Essex County NJ GO	4.000%	9/1/48	1,440	1,605
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,604
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,591
	Ewing Township Board of Education GO	4.000%	7/15/37	3,000	3,503
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	6,724
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,674
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/30	3,910	4,523
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	1,950	2,250
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	1,775	2,041
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	2,275	2,608
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	1,200	1,373
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/44	1,500	1,680
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	750	878
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	700	817
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	600	698
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/44	2,250	2,795
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/48	2,000	2,291
[2]	Harrison NJ GO	4.000%	3/1/38	1,945	2,241
	Harrison Township NJ GO	2.000%	5/15/23	270	280
	Haworth Borough NJ GO	2.000%	8/1/23	450	470
	Haworth Borough NJ GO	2.000%	8/1/24	455	482
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,515	6,612
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,100	8,515
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,500	1,752
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,536
[2]	Jersey City NJ GO	4.000%	12/1/24	250	287
	Jersey City NJ GO	5.000%	11/1/31	510	639
	Jersey City NJ GO	5.000%	11/1/33	415	515
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,324
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,354
	Jersey City NJ GO	4.000%	11/1/36	1,765	2,036
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,226
	Longport Borough NJ GO	2.000%	7/15/23	490	513
	Longport Borough NJ GO	2.000%	7/15/24	400	426
[1]	Maple Shade Township School District GO	3.000%	7/15/25	950	1,062
[1]	Maple Shade Township School District GO	3.000%	7/15/31	1,160	1,269
[1]	Maple Shade Township School District GO	3.000%	7/15/37	1,920	2,055
[1]	Maple Shade Township School District GO	3.000%	7/15/40	1,985	2,110
	Mercer County Improvement Authority Lease (Non-Terminable) Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,974
	Mercer County NJ GO	0.050%	2/15/32	5,000	4,080
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/32	1,000	1,234
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/33	950	1,158
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/34	1,800	2,076
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/34	650	790
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/35	1,275	1,564
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/35	525	635
	Monmouth County Improvement Authority Lease Revenue	5.000%	7/15/36	1,200	1,468
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	500	602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/37	2,000	2,283
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/37	275	330
	Monmouth County Improvement Authority Lease Revenue	4.000%	7/15/38	1,500	1,709
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/38	250	299
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/39	200	238
	Monmouth County NJ GO	5.000%	7/15/34	580	769
	Monmouth County NJ GO	5.000%	7/15/34	1,340	1,776
	Monmouth Regional High School District GO	3.000%	2/1/31	1,755	1,939
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,372
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	1,101
	Monroe Township Board of Education GO, Prere.	5.000%	3/1/25	3,000	3,632
[2]	New Brunswick NJ GO	3.000%	2/15/30	1,830	1,995
[2]	New Brunswick NJ GO	3.000%	2/15/31	1,370	1,482
[2]	New Brunswick NJ GO	3.000%	2/15/32	1,370	1,471
[2]	New Brunswick NJ GO	3.000%	2/15/36	1,370	1,448
[2]	New Brunswick NJ GO	3.000%	2/15/37	1,370	1,444
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	615	661
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	465	498
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/30	570	609
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/31	600	639
[1]	New Brunswick Parking Authority Auto Parking Revenue	4.000%	9/1/37	2,000	2,253
	New Jersey Building Authority Lease (Appropriation) Revenue	4.000%	6/15/30	605	654
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/26	395	476
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	2,595	2,858
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/23	940	958
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	954
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,888
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	1,500	1,736
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	3,295	3,573
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	2,380	2,698
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	3,210	3,845
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	480	519
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/26	3,275	3,908
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/26	3,000	3,058
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	2,000	2,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/27	1,000	1,019
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	3,000	3,686
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	345	383
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/28	6,465	7,762
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,771
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/29	2,500	2,844
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	5,000	5,979
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,055	11,422
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	6,975	7,692
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,141
	New Jersey Economic Development Authority Appropriations Revenue	4.750%	6/15/31	4,890	5,508
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	4,070	4,476
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	100	121
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	350	385
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	5,475	6,489
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	1,265	1,523
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,420	1,699
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,662
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	9,000	10,095
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	4,465	5,049
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,180	1,407
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	2,685	2,976
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	1,160	1,230
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/35	4,230	4,452
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,620	3,111
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,740	1,902
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	6,000	7,103
	New Jersey Economic Development Authority Appropriations Revenue	3.350%	7/15/36	325	324
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,440	1,702
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	11,790	13,713

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	1,280	1,511
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	9,335	10,097
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	9,450	10,469
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	4,250	4,777
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/44	2,500	2,658
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	1,500	1,760
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,523
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	4,126
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	2,500	2,640
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	3,400	3,961
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	3/1/21	3,005	3,081
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	3/1/21	1,210	1,241
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.750%	3/1/21	2,700	2,775
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	5,000	5,477
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	6,360	6,967
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	4,005	4,387
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	2,150	2,534
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	550	680
[6]	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	6/15/29	1,330	1,385
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/1/29	350	379
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/38	350	393
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	12/1/48	2,500	2,726
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/50	1,100	1,213
[6]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/54	730	754
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	789
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	11,583
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	660	746
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	8,800	9,952
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,000	2,012
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,000	2,071

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,260
New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	6,000	5,973
New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	500	497
New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	5,005	4,829
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	286
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,743
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/27	2,850	3,091
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/33	3,500	4,018
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	3,000	3,434
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	1,800	2,055
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	650	689
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	6,075	6,877
New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/31	120	145
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/35	2,000	2,367
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	3,000	3,233
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	1,090	1,174
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	1,115	1,199
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/44	3,000	3,185
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	4,000	4,680
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	704
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,704
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	10,000	11,353
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	900	1,053
New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,565	1,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,545	4,102
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,095
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	1,100	1,070
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	1,860
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,925	5,906
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	600	565
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	720	707
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,554
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	7,905	7,470
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	13,000	11,763
	New Jersey Economic Development Authority Miscellaneous Revenue	5.750%	9/1/23	300	307
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye, Inc. 2017 Project)	5.000%	6/1/32	2,345	2,825
[6,7]	New Jersey Economic Development Authority Revenue (New Jersey Transit Corp.) TOB VRDO	0.120%	9/3/20	5,470	5,470
[6,7]	New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO	0.120%	9/3/20	17,600	17,600
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	2,600	2,693
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	3,845	3,978
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/25	5,990	6,187
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/26	8,500	8,758
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	4.250%	6/15/27	155	157
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/28	2,000	2,051
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/29	1,400	1,433
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	143
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,850	3,197
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	430	457
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,090	1,271
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	538
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	1,133
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,546
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,430	1,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	590
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,500	1,590
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,500	2,964
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	679
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,686
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,575	1,667
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,284
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	13,385	15,801
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	7,291
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,145	2,537
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	1,000	1,098
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,277
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,825	3,353
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,830
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,730	2,032
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	3,355
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	525
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	1,250	1,367
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	1,000	1,056
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	3,042
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,765
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,621
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	470
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	75	88
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,862
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	2,317
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	940	1,165
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	3,035
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,758
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,000	2,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	927
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,721
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	25	27
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	565	697
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,745
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,389
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,440
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,961
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	6,288
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,095	1,346
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,150	1,305
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	2,065	2,172
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,347
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,595	1,728
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,450	1,717
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,225	1,285
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,414
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,276
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	8,015	8,859
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,290	1,564
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	4,115	4,473
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,150	2,423
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	443
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,390	2,505
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,000	2,308
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,900	3,197
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	1,750	2,049
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/43	1,500	1,566
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/44	7,200	7,910
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	6,220	7,444

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,000	1,080
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,000	6,207
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	1,750	2,008
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	1,845	1,834
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,446
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	5,395	5,220
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	11,450	12,399
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	3,202
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	1,305	1,477
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	2,500	2,829
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/26	1,075	1,359
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/26	750	948
	New Jersey GO	3.000%	6/1/25	6,000	6,334
	New Jersey GO	5.000%	6/1/31	4,590	5,297
	New Jersey GO	5.000%	6/1/31	4,000	4,789
	New Jersey GO	5.000%	6/1/32	2,760	3,173
	New Jersey GO	2.250%	6/1/34	3,215	3,137
	New Jersey GO	5.000%	6/1/41	2,500	2,925
[7]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/20	300	300
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program) TRAN	5.000%	10/1/25	4,380	4,927
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program) TRAN	5.000%	10/1/28	1,225	1,418
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	220
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	65	78
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,165	1,395
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	95	95
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,000	2,319
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,645	3,926
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,130	6,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,816
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,191
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,426
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	511
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,543
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,875	3,409
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,410	2,745
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	2,250
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	7,366
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,264
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	5,000	5,946
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	941
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,745	3,227
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	500	607
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,958
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,650	1,894
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	560
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,373
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	363
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	2,983
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,345	2,889

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	780
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,420
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	540	589
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	3,102
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,370	2,904
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,000	2,201
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,128
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	800	889
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,630	3,164
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,420	3,505
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,220	2,606
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	6,003
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,315	4,044
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	4,152
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,420
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,615	1,789
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,340	4,003
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	1,280	1,453
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	3,192
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,555
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,200	1,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,415	1,565
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,619
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,154
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,185	3,585
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	8,399
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	2,988
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	7,070	7,769
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	6.250%	7/1/35	2,115	2,184
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,060	5,705
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,000	2,297
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,122
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,817
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,130	2,438
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	8,143
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,000	2,376
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	5,510	6,287
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	3,780	4,049
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	3,006
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,730	1,968
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	8,000	9,598
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,500	3,893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	5,000	5,891
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,320	4,706
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	16,050	17,749
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	9,795	10,880
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	3,000	3,523
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/43	6,900	7,531
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	20,775	23,984
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,000	4,427
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,758
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.500%	8/15/43	5,800	6,110
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	11,228
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	17,790	19,668
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	65	68
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	4,050	4,404
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	2,289
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,950	8,880
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	15,335	16,773
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	13,060	13,542
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	10,580
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	3,000	3,518
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/57	6,250	7,603
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,500	5,221
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	5,000	5,994
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/20	22,335	22,335
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/3/20	34,190	34,190
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/3/20	5,550	5,550
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/1/21	1,260	1,256
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,085	5,436
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	11,295	12,214
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/23	5,680	6,367
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	3,630	4,194
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	6,000	5,936
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	7,170	7,821
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	8,860	9,909
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	5,255	5,674
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	1,000	989
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	1,213
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	10/1/44	3,185	3,422
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	1,000	987
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	1,064
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	734
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,390	2,564
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	911
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/50	3,000	3,188
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	13,000	14,578
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	551
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,174
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	414
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,910	7,810
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	9,090	10,203
	New Jersey NJ Institute of Technology College & University Revenue, Prere.	5.000%	7/1/22	3,000	3,260
	New Jersey Rutgers State University College & University Revenue VRDO	0.020%	9/1/20	8,525	8,525
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	350	394
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	7,000	7,888
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	14,290	16,103
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	135	139
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	595	634
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	250	273
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	3,950	3,689
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	145	164
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,045	956
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	685	624
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,277
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,317
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,515	2,172
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,166
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	14,075	16,571
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	7,695
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	945	762

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,655	3,728
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	622
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,745
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	270	314
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	10,060	8,007
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	11,600	13,398
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	12,173
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/30	3,565	3,654
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	895	973
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	12,285	14,116
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/31	5,395	5,526
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/31	6,015	6,173
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	14,190	10,238
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	12,945	9,216
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,000	2,182
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	8,770	9,704
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	19,280	13,664
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	650	443
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	3,000	3,543
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,200
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	5,000	3,261
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,810	3,303
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,194
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,175	739
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,808
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	170	102
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,790	1,133
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,325	2,714
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/36	3,050	3,119
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,760	3,887
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	2,420	2,818
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,785	3,181
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	1,950	1,072
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	2,958
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	7,175	3,770
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	2,305	2,508
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	10,620	11,423
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	1,805	869
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	7,600	8,158
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.125%	6/15/39	2,625	2,832
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	5,500	6,465
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	3,000	3,458
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.500%	6/15/49	5,200	5,690
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	1,000	1,190
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	4,585	4,862
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/26	470	525
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	4,980	5,415
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	215	246
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	2,785	3,014
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,276
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/30	400	411
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	295	321

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	1,000	1,025
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	1,500	1,626
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	250	282
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	10,090	10,580
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	3,000	3,141
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	3,130	3,382
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,400	5,829
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,200	5,758
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,385	5,884
New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	6.000%	6/15/21	385	403
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	1,000	1,195
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	1,000	1,184
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/33	1,000	1,177
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	1,000	1,174
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,000	1,170
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,073
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	4,500	4,825
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	4,500	4,821
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	977
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	6,000	6,343
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	2,000	2,313
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	4,520	4,500
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	5,000	5,249
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	2,000	2,297
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,140	776
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	3,670	2,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	585	368
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	9,725	5,110
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	315	159
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/21	295	312
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	315	334
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	93
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	741
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,000	3,633
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	3,239
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,035	3,781
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	167
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,832
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	37
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,533
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,762
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	20	23
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,450	3,940
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	5,965
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	7,250	8,851
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,294
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	4,000	4,760
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	741
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,716
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	2,500	2,836
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,755	11,786
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	3,000	3,597
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	12,525	13,972
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	3,200	3,391
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	14,360	16,119
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	170	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	4,000	4,813
[6,7]	New Jersey Turnpike Authority Revenue TOB VRDO	0.120%	9/3/20	15,535	15,535
[6]	New Jersey Turnpike Authority Revenue TOB VRDO	0.290%	9/3/20	11,915	11,915
[4]	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	2,930
	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (Newark Redevelopment Project)	4.000%	1/1/37	8,600	9,508
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	444
	North Brunswick Township Board of Education GO	3.375%	8/15/36	1,940	2,135
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,856
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,987
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	853
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	136
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	154
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/35	130	144
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	159
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	164
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	798
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,251
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,494
	Passaic County NJ GO	3.000%	5/1/32	540	617
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,420
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,625
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	2,095
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	1,047
	Pennsauken Township School District GO	4.000%	7/15/38	2,525	2,776
	Pinelands Regional School District GO	4.000%	3/1/24	230	256
[2]	Plainfield Board of Education GO	5.000%	8/1/22	1,600	1,740
[2]	Plainfield Board of Education GO	5.000%	8/1/24	1,000	1,178
[2]	Plainfield Board of Education GO	5.000%	8/1/25	1,000	1,217
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,395
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,391
[2]	Salem County NJ GO	3.000%	6/15/32	115	124
[2]	Salem County NJ GO	3.000%	6/15/33	270	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Somers Point NJ GO	3.000%	10/1/23	1,165	1,257
	Somers Point NJ GO	3.000%	10/1/24	1,265	1,393
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,440	2,705
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,500	2,837
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/21	3,000	3,153
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	2,780	2,984
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	268
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	4,000	4,279
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	5,000	5,346
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	3,010	3,212
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	240	255
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	257
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,465
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	655
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	501
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	646
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	643
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	830
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	638
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	634
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	10,925	11,943
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,050	2,257
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,000	1,158
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,200	1,433
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,721
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,955	2,503
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,908
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,894
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,500	4,387
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	3,548
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	3,405

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,470
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,870	3,529
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,450
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	3,396
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	2,050	2,504
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	12,765	14,882
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	2,500	2,830
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	13,000	15,383
Toms River Board of Education GO	3.000%	7/15/30	1,150	1,266
Toms River Board of Education GO	3.000%	7/15/31	1,500	1,639
Toms River Board of Education GO	3.000%	7/15/33	2,000	2,151
Toms River Board of Education GO	3.000%	7/15/38	2,675	2,810
Union City NJ GO	5.000%	11/1/23	1,060	1,173
Union Township NJ/Union County GO	1.000%	8/1/32	1,094	1,000
West Deptford Township NJ GO	2.000%	2/15/24	385	407
West Deptford Township NJ GO	3.000%	2/15/30	645	717
West Deptford Township NJ GO	3.000%	2/15/32	640	702
Woodland Park Borough NJ GO	3.000%	7/15/24	435	478
				2,245,710
Delaware (0.7%)
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	1,072
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	1,067
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	1,063
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	1,060
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	9,980	10,672
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/44	2,000	2,251
				17,185
Guam (0.2%)
Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	3,000	3,423
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,277
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,514
				6,214
New York (3.7%)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	1,280	1,505
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	2,500	3,256
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/34	7,000	7,832
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	2,000	2,455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	7,035
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/36	5,000	6,117
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,140	2,542
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	3,635	4,261
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,605	4,426
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	4,674
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	4,555	5,307
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,090	4,641
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	2,500	2,844
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/47	4,000	4,732
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	4,522
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	5,080	5,931
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	5,010	6,045
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	4,000	4,703
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	3,000	3,570
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,405	5,315
[6]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.180%	9/6/20	20	20
					91,733
Pennsylvania (3.3%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/24	625	738
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/31	1,540	1,943
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,811
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	100	131
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	2,660	2,943
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	176
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	4,495	5,566
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	227
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	200
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	193
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	170	218
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	218

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	9,000	10,950
Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	6,647
Delaware River Joint Toll Bridge Commission Highway Revenue, Prere.	5.000%	7/1/25	300	367
Delaware River Joint Toll Bridge Commission Highway Revenue, Prere.	5.000%	7/1/25	500	612
Delaware River Port Authority Highway Revenue	5.000%	1/1/24	2,500	2,865
Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	2,201
Delaware River Port Authority Highway Revenue	5.000%	1/1/33	3,000	3,372
Delaware River Port Authority Highway Revenue	5.000%	1/1/35	1,420	1,773
Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,020	13,334
Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,500	4,256
Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	4,245
Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,500	2,780
Delaware River Port Authority Highway Revenue	5.000%	1/1/40	3,000	3,629
Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/24	455	490
Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	4,460	4,771
Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/27	2,660	2,835
				80,491
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	520	480
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,204	1,021
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,282	1,016
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	130	96
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,796	6,071

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	517	542
				9,226
Total Tax-Exempt Municipal Bonds (Cost $2,299,816)				2,450,559
Total Investments (99.4%) (Cost $2,299,816)				2,450,559
Other Assets and Liabilities—Net (0.6%)				15,505
Net Assets (100%)				2,466,064
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2020.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate value was $52,679,000, representing 2.1% of net assets.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Securities with a value of $379,000 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2020	222	27,979	18

Short Futures Contracts
10-Year U.S. Treasury Note	December 2020	(40)	(5,570)	3
Ultra Long U.S. Treasury Bond	December 2020	(28)	(6,185)	86
				89
				107
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,450,559	—	2,450,559
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	70	—	—	70
1	Represents variation margin on the last day of the reporting period.